Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Weighted average interest rates, bank deposit	0.40%		0.60%	0.50%
Accumulated other comprehensive loss from currency forward and option transactions	$ 295,000		$ 333,000
Accumulated other comprehensive loss from currency forward and option transactions, tax	56,000		63,000
Employees entitled severance monthly deposit, as a percentage of salary	8.33%
Severance expense	531,000	292,000	1,187,000	1,057,000	667,000
Marketing expenses	1,258,000	1,258,000	5,896,000	5,155,000	3,723,000
Dividends declared or paid	0
Antidilutive securities excluded from computation of earnings per share, amount	71,475	21,542,985	437,176	17,062,890	2,016,995
Changes in fair value of warrants to purchase preferred shares		1,396,000	4,309,000	1,446,000	176,000
Foreign Exchange Contract
Significant Accounting Policies [Line Items]
Notional amounts	16,150,000		10,450,000
United States
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	60.00%
Maximum annual contribution per employee	17,500
Matching contribution expense			544,000	372,000	237,000
United States | Maximum
Significant Accounting Policies [Line Items]
Maximum employer's annual contribution per employee			9,800
United States | Certain employees over 50 years of age
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 23,000
United States | First 3% of Employee Contribution
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay			3.00%
United States | Next 2% of Employee Contribution
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay			2.00%